Deposits - Summary of Deposits and Components (Detail) - CAD ($) $ in Millions	Jul. 31, 2021	Oct. 31, 2020
Disclosure Of Deposits [Line items]
Deposits	$ 602,969	$ 570,740
Payable on demand [member]
Disclosure Of Deposits [Line items]
Deposits	119,965
Payable after notice [member]
Disclosure Of Deposits [Line items]
Deposits	225,995
Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposits	257,009
Financial liabilities at carrying value [member]
Disclosure Of Deposits [Line items]
Held at amortized cost	584,798	557,321
Financial liabilities at fair value [member]
Disclosure Of Deposits [Line items]
Designated at fair value	18,171	13,419
Personal [member]
Disclosure Of Deposits [Line items]
Deposits	210,683	202,152
Personal [member] | Payable on demand [member]
Disclosure Of Deposits [Line items]
Deposits	15,837
Personal [member] | Payable after notice [member]
Disclosure Of Deposits [Line items]
Deposits	143,613
Personal [member] | Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposits	51,233
Business and government [member]
Disclosure Of Deposits [Line items]
Deposits	332,974	311,426
Business and government [member] | Payable on demand [member]
Disclosure Of Deposits [Line items]
Deposits	94,920
Business and government [member] | Payable after notice [member]
Disclosure Of Deposits [Line items]
Deposits	82,168
Business and government [member] | Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposits	155,886
Bank [member]
Disclosure Of Deposits [Line items]
Deposits	18,708	17,011
Bank [member] | Payable on demand [member]
Disclosure Of Deposits [Line items]
Deposits	9,208
Bank [member] | Payable after notice [member]
Disclosure Of Deposits [Line items]
Deposits	214
Bank [member] | Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposits	9,286
Secured borrowings [member]
Disclosure Of Deposits [Line items]
Deposits	40,604	40,151
Secured borrowings [member] | Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposits	40,604
Canada [member] | Non interest bearing deposits [member]
Disclosure Of Deposits [Line items]
Deposits	84,679	71,122
Canada [member] | Interest bearing deposits with banks [member]
Disclosure Of Deposits [Line items]
Deposits	399,436	389,439
USA [member] | Non interest bearing deposits [member]
Disclosure Of Deposits [Line items]
Deposits	15,089	13,833
USA [member] | Interest bearing deposits with banks [member]
Disclosure Of Deposits [Line items]
Deposits	72,828	66,399
Other International [Member] | Non interest bearing deposits [member]
Disclosure Of Deposits [Line items]
Deposits	5,502	5,798
Other International [Member] | Interest bearing deposits with banks [member]
Disclosure Of Deposits [Line items]
Deposits	$ 25,435	$ 24,149